Income Tax (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) legal_entity	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Internal Revenue Service (IRS)
Operating Loss Carryforwards [Line Items]
Revenue tax | $	$ 0.0	$ 0.2	$ 0.0
UNITED KINGDOM
Operating Loss Carryforwards [Line Items]
Number of legal entities	1
BRITISH VIRGIN ISLANDS
Operating Loss Carryforwards [Line Items]
Number of legal entities	1
NORWAY
Operating Loss Carryforwards [Line Items]
Number of legal entities	1
BERMUDA
Operating Loss Carryforwards [Line Items]
Number of legal entities	4
ISLE OF MAN
Operating Loss Carryforwards [Line Items]
Number of legal entities	3
MARSHALL ISLANDS
Operating Loss Carryforwards [Line Items]
Number of legal entities	13